Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Operating Activities
Net loss for the year	$ (4,974,834)	$ (2,924,236)	$ (4,366,807)
Items not affecting cash:
Stock-based compensation	1,144,342	479,107	692,091
Amortization expense	143,783	41,201	1,717
Interest accretion	14,760	20,449	0
Impairment of development assets	0	3,576	1,286,094
Impairment of goodwill	0	0	256,876
Write-off of inventory	0	0	22,800
Interest expense	0	0	394
Consulting fees	307,734	125,000	0
Deferred income tax recovery	0	0	(245,479)
Changes in non-cash working capital:
Sales tax receivable	(51,583)	2,993	(1,324)
Accounts receivable	(9,062)	(1,334)	(1,488)
Inventories	8,609	(19,695)	0
Prepaid expenses	(140,868)	77,590	(55,627)
Due from related parties	2,500	(22,570)	(20,673)
Due to related parties	(8,894)	36,320	9,792
Accounts payable and accrued liabilities	122,411	67,084	104,272
Net cash used in operating activities	(3,441,102)	(2,114,515)	(2,317,362)
Investing Activities
Purchase of equipment	(204,305)	(57,518)	(14,175)
Acquisition of Tetra, net of cash deficiency	(369,038)	0	0
Development expenses	0	(3,576)	0
Net cash used in investing activities	(573,343)	(61,094)	(14,175)
Financing Activities
Common shares issued for cash, net of share issuance costs	4,417,047	1,635,564	224,619
Lease payments	(48,175)	(48,473)	0
Repayment of loan payable	(42,430)	0	(52,256)
Net cash provided by financing activities	4,326,442	1,587,091	172,363
Increase (decrease) in cash	311,997	(588,518)	(2,159,174)
Effect of foreign exchange rate changes on cash	38,336	30,112	(1,401)
Cash, beginning of the year	24,713	583,119	2,743,694
Cash, end of the year	$ 375,046	$ 24,713	$ 583,119